Accumulated Other Comprehensive (Loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance, Gains and Losses on Hedging Derivatives	$ (8,000)
Other comprehensive income (loss) before reclassifications, Gains and Losses on Hedging Derivatives	(9,498)	$ (8,542)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	5,798	542
Net current-period other comprehensive (loss) income, Gains and Losses on Hedging Derivatives	(3,700)	(8,000)
Ending Balance, Gains and Losses on Hedging Derivatives	(11,700)	(8,000)
Beginning Balance, Foreign Currency Gain (Loss)	(148,968)	(7,438)
Other comprehensive income (loss) before reclassifications, Foreign Currency Gain (Loss)	(205,397)	(141,530)	$ (53,619)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Foreign Currency Gain (Loss)	2,700
Net current-period other comprehensive (loss) income, Foreign Currency Gain (Loss)	(202,697)	(141,530)
Ending Balance, Foreign Currency Gain (Loss)	(351,665)	(148,968)	(7,438)
Beginning Balance, Adjustment to Early Retiree Medical Plan	11,260	16,518
Other comprehensive income (loss) before reclassifications, Adjustment to Early Retiree Medical Plan	1,485	(4,228)	5,938
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(742)	(1,030)
Net current-period other comprehensive (loss) income, Adjustment to Early Retiree Medical Plan	743	(5,258)
Ending Balance, Adjustment to Early Retiree Medical Plan	12,003	11,260	16,518
Beginning Balance	(145,708)	9,080
Other comprehensive income (loss) before reclassifications	(213,410)	(154,300)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	7,756	(488)
Net current-period other comprehensive (loss) income	(205,654)	(154,788)	(47,681)
Ending Balance	$ (351,362)	$ (145,708)	$ 9,080